Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
TOTAL REVENUE	$ 1,704,000	$ 11,782,000	$ 7,150,000	$ 22,712,000	$ 15,407,000	$ 32,578,000	$ 33,555,000
Restaurant level operating expenses:
Food, beverage and paper costs	370,000	2,693,000	1,766,000	5,115,000	3,588,000	6,567,000	6,316,000
Labor and related expenses	321,000	2,342,000	1,342,000	4,484,000	2,986,000	6,269,000	7,167,000
Other operating expenses	323,000	2,174,000	1,248,000	3,969,000	2,359,000	6,007,000	5,271,000
Occupancy and related expenses	33,000	788,000	677,000	1,561,000	1,246,000	2,707,000	2,149,000
General and administrative expenses	857,000	3,562,000	1,252,000	6,539,000	2,785,000	6,925,000	7,230,000
Pre-opening costs	24,000	502,000	47,000	628,000	106,000	189,000	425,000
Share-based compensation expense	818,000	2,595,000		3,117,000
Depreciation and amortization expense	348,000	2,171,000	252,000	4,279,000	496,000	1,062,000	825,000
Brand development and co-op advertising expense	34,000	651,000	439,000	1,373,000	907,000	2,283,000	1,732,000
Gain on disposal of property and equipment						(2,000)	(184,000)
TOTAL OPERATING EXPENSES	3,104,000	17,478,000	7,023,000	31,065,000	14,473,000	31,818,000	30,506,000
OPERATING (LOSS) INCOME	(1,400,000)	(5,696,000)	127,000	(8,353,000)	934,000	760,000	3,049,000
Gain on extinguishment of debt	791,000
Other income		2,128,000		2,242,000
Gain on change in value of warrant liability	5,597,000	12,619,000		7,673,000
Interest expense	(6,000)	(33,000)	(57,000)	(41,000)	(87,000)	(125,000)	(79,000)
Income before income taxes	4,982,000	9,018,000	70,000	1,521,000	847,000	635,000	2,970,000
Income tax expense benefit	(366,000)	(27,000)		(740,000)
Net Income	5,348,000	8,991,000	70,000	781,000	847,000	635,000	2,970,000
Net Income Attributable to Non-Controlling Interests (predecessor)			11,000		16,000	20,000	35,000
Net Income Attributable to common shareholders (successor) and Controlling Interests (predecessor)	$ 5,348,000	$ 8,991,000	59,000	$ 781,000	831,000	615,000	2,935,000
Weighted average common shares outstanding
Weighted average common shares outstanding, basic	17,541,838	17,888,140		17,852,493
Diluted	21,426,115	18,752,938		20,145,284
Net Income (Loss) per common share
Basic	$ 0.30	$ 0.50		$ 0.04
Diluted	$ (0.01)	$ (0.19)		$ (0.34)
Restaurant Sales Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE	$ 1,350,000	$ 8,983,000	5,597,000	$ 17,379,000	11,640,000	23,966,000	23,183,000
Royalty And Other Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE	255,000	2,164,000	1,221,000	4,079,000	2,917,000	6,116,000	7,369,000
Terminated Franchise Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE						693,000	825,000
Royalty Brand Development And Coop Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE	74,000	545,000	234,000	1,056,000	651,000	1,441,000	1,720,000
Initial Franchise Fees Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE	$ 25,000	$ 90,000	$ 98,000	$ 198,000	$ 199,000	$ 362,000	$ 458,000